Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	Jun. 01, 2014
C000172902 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 18,596	$ 18,596	$ 18,596	$ 15,913	$ 16,116	$ 16,686	$ 12,427	$ 12,250	$ 11,754	$ 11,839	$ 10,274	$ 10,072	$ 10,000
Average Annual Return, Percent	16.86%	8.71%	6.40%
C000058059 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Account Value	$ 16,958	$ 16,958	$ 16,958	14,543	14,795	15,496	11,664	11,610	11,262	11,461	10,066	9,968	10,000
Average Annual Return, Percent	14.64%	7.54%	5.42%
C000058059 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	15.64%	7.54%	5.42%
C000058058 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Account Value	$ 17,089	$ 17,089	$ 17,089	14,656	14,909	15,475	11,562	11,423	10,996	11,112	9,688	9,523	9,475
Average Annual Return, Percent	10.48%	7.23%	5.50%
C000058058 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	16.60%	8.39%	6.08%
C000058057 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 18,500	$ 18,500	$ 18,500	15,838	16,054	16,633	12,390	12,218	11,730	11,823	10,274	10,072	10,000
Average Annual Return, Percent	16.80%	8.65%	6.34%
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 22,398	$ 22,398	$ 22,398	$ 18,128	$ 17,975	$ 19,283	$ 13,594	$ 12,894	$ 13,063	$ 11,681	$ 9,938	$ 10,508	$ 10,000
Average Annual Return, Percent	23.56%	11.68%	8.40%